Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Formation and operating expenses	$ 1,196,784	$ 1,037,536	$ 4,013,655	$ 2,140,526	$ 428,376	$ 2,886,611
Loss from operations	(1,196,784)	(1,037,536)	(4,013,655)	(2,140,526)	(428,376)	(2,886,611)
Other income:
Dividend income	274,692	795,609	1,915,035	1,059,872	3,964	2,578,984
Interest income	957	1,787	4,257	1,787		4,010
Foreign exchange gain/(loss)		12,884	(9,120)	12,884		1,073
Change in fair value of over-allotment liability					16,788
Net loss	$ (921,135)	$ (227,256)	$ (2,103,483)	$ (1,065,983)	$ (407,624)	$ (302,544)
Redeemable Class A ordinary shares
Other income:
Basic weighted average shares outstanding (in Shares)	1,949,468	17,250,000	5,324,585	17,250,000	5,907,100	17,250,000
Basic net loss per ordinary share (in Dollars per share)	$ (0.14)	$ (0.01)	$ (0.21)	$ (0.05)	$ (0.04)	$ (0.01)
Non-redeemable ordinary shares
Other income:
Basic weighted average shares outstanding (in Shares)	4,612,500	4,612,500	4,612,500	4,612,500	4,192,636	4,612,500
Basic net loss per ordinary share (in Dollars per share)	$ (0.14)	$ (0.01)	$ (0.21)	$ (0.05)	$ (0.04)	$ (0.01)